UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
Check here if Amendment (     );         Amendment Number:
This Amendment (Check only one.):  (     ) is a restatement.
                                   (     ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        	    Landis Associates LLC
                    Michael Landis Hershey, President
Address:            415 McFarlan Rd.  Suite 213
                    Kennett Square, PA  19348

13F File Number:   28-5960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael L. Hershey
Title:     President
Phone:  610-925-0400
Signature, Place, and Date of Signing:  Michael L. Hershey,Kennett Square,PA.
                                       1/6/05
Report Type  (Check only one.):
(  x)        13F HOLDINGS REPORT.
(    )        13F NOTICE.
(    )        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manger:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
______________________________________
Michael L. Hershey, President



UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F SUMMARY PAGE

REPORT SUMARY:    LANDIS ASSOCIATES LLC

NUMBER OF OTHER INCLUDED MANAGERS:   0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 123

FORM 13F INFORMATION TABLE VALUE TOTAL:      329059

LIST OF OTHER INCLUDED MANAGERS:    N/A

No.       13F File Number        Name




                                                        LANDIS ASSOCIATES LLC
                                                              FORM 13F
                                                          December 31, 2004
                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ATP Oil & Gas Corp             COM              00208j108     2789 150000.00SH       Sole                150000.00
Access Pharmaceutical Inc.     COM              00431M209      885 250000.00SH       Sole                250000.00
Advanced Micro Devices, Inc.   COM              007903107     2202 100000.00SH       Sole                100000.00
Air Products & Chemicals Inc   COM              009158106     3478 60000.00 SH       Sole                 60000.00
Altria Group, Inc.             COM              02209S103     3055 50000.00 SH       Sole                 50000.00
America Movil SA DE CV         COM              02364W105     4450 85000.00 SH       Sole                 85000.00
American Safety Insurance Hold COM              g02995101     2124 130000.00SH       Sole                130000.00
American Technology Corp.      COM              030145205     2486 225000.00SH       Sole                225000.00
Amerigon Inc.                  COM              03070L300     1496 400000.00SH       Sole                400000.00
Ampex Corp.CL A                COM              032092306     1975 50000.00 SH       Sole                 50000.00
Argon St Inc.                  COM              040149106     1769 50000.00 SH       Sole                 50000.00
Ashland Inc.                   COM              044204105     3503 60000.00 SH       Sole                 60000.00
Asta Funding Inc.              COM              046220109     4697 175000.00SH       Sole                175000.00
Axonyx Inc.                    COM              05461R101     2480 400000.00SH       Sole                400000.00
Axsys Technologies, Inc.       COM              054615109     3940 225000.00SH       Sole                225000.00
Aztar Corporation              COM              054802103     6111 175000.00SH       Sole                175000.00
BindView Developement Corporat COM              090327107     2175 500000.00SH       Sole                500000.00
BioVeris Corp.                 COM              090676107     2266 310000.00SH       Sole                310000.00
Building Materials Holding Cor COM              120113105      459 12000.00 SH       Sole                 12000.00
Burlington Resources, Inc.     COM              122014103     3915 90000.00 SH       Sole                 90000.00
CONSOL Energy, Inc.            COM              20854P109     4516 110000.00SH       Sole                110000.00
Cameco Corp.                   COM              13321L108     4719 45000.00 SH       Sole                 45000.00
Cantel Medical Corp.           COM              138098108     3742 100000.00SH       Sole                100000.00
Carreker Corporation           COM              144433109     1290 150000.00SH       Sole                150000.00
Celadon Group Inc.             COM              150838100     2781 125000.00SH       Sole                125000.00
Cemex, SA de CV ADS            COM              151290889     3642 100000.00SH       Sole                100000.00
Checkfree Corp.                COM              162813109     3237 85000.00 SH       Sole                 85000.00
Cheniere Energy Inc.           COM              16411R208     2548 40000.00 SH       Sole                 40000.00
Chicago Bridge & Iron Company  COM              167250109     4000 100000.00SH       Sole                100000.00
ChipMOS Technologies Ltd. (Ber COM              G2110R106     1115 175000.00SH       Sole                175000.00
Click Commerce, Inc.           COM              18681D208     2009 125000.00SH       Sole                125000.00
Coast Distribution System, Inc COM              190345108     1103 150000.00SH       Sole                150000.00
Comstock Homebuilding          COM              205684103     2746 125000.00SH       Sole                125000.00
Comstock Resources, Inc.       COM              205768203     1654 75000.00 SH       Sole                 75000.00
Contango Oil & Gas Co.         COM              21075N204      724 100000.00SH       Sole                100000.00
Dell Computer Corp.            COM              24702R101     3161 75000.00 SH       Sole                 75000.00
EOG Resources, Inc.            COM              26875P101     3568 50000.00 SH       Sole                 50000.00
Edge Petroleum Corp.           COM              279862106     1458 100000.00SH       Sole                100000.00
Energy Conversion              COM              292659109     3864 200000.00SH       Sole                200000.00
Franklin Bank                  COM              352451108     1825 100000.00SH       Sole                100000.00
Friedman, Billings, Ramsey Grp COM              358434108     2909 150000.00SH       Sole                150000.00
Gaylord Entertainment Co.      COM              367905106     3738 90000.00 SH       Sole                 90000.00
Georgia-Pacific Corp.          COM              373298108     2811 75000.00 SH       Sole                 75000.00
Gevity HR Inc.                 COM              374393106     4359 212000.00SH       Sole                212000.00
Giant Industries               COM              374508109     2651 100000.00SH       Sole                100000.00
Golar Lng. Ltd.                COM              G9456A100     1861 125000.00SH       Sole                125000.00
Grey Wolf, Inc.                COM              397888108     3162 600000.00SH       Sole                600000.00
Home Depot, Inc.               COM              437076102     2564 60000.00 SH       Sole                 60000.00
Hughes Supply Inc.             COM              444482103      324 10000.00 SH       Sole                 10000.00
I. D. Systems Inc.             COM              449489103     3482 186600.00SH       Sole                186600.00
Info Crossing Inc.             COM              45664X109     2963 175000.00SH       Sole                175000.00
InterOil Corp.                 COM              460951106     4730 125000.00SH       Sole                125000.00
Isle of Capris Casinos Inc.    COM              464592104     3206 125000.00SH       Sole                125000.00
KB Home                        COM              48666K109     2610 25000.00 SH       Sole                 25000.00
KCS Energy Inc.                COM              482434206     2587 175000.00SH       Sole                175000.00
Krispy Kreme Doughnuts         COM              501014104     1260 100000.00SH       Sole                100000.00
Lennar Corp.                   COM              526057104     2834 50000.00 SH       Sole                 50000.00
Main Street Banks Inc.         COM              56034r102     3144 90000.00 SH       Sole                 90000.00
Manitowoc Co Inc.              COM              563571108     3012 80000.00 SH       Sole                 80000.00
Marchex Inc.                   COM              56624r108     5250 250000.00SH       Sole                250000.00
MarineMax, Inc.                COM              567908108     2976 100000.00SH       Sole                100000.00
Masco Corp.                    COM              574599106     3653 100000.00SH       Sole                100000.00
Massey Energy Co.              COM              576206106     3495 100000.00SH       Sole                100000.00
McMoran Exploration, Inc.      COM              582411104     1870 100000.00SH       Sole                100000.00
Meridian Resource Corp.        COM              58977Q109      182 30000.00 SH       Sole                 30000.00
Metal Management Inc.          COM              591097209     4031 150000.00SH       Sole                150000.00
Microtune, Inc.                COM              59514P109     2444 400000.00SH       Sole                400000.00
Neurometrix Inc.               COM              641255104     3525 300000.00SH       Sole                300000.00
New Century Financial Corp. MD COM              6435EV108     4474 70000.00 SH       Sole                 70000.00
New York Mortgage Trust Inc.   COM              649604105     3920 350000.00SH       Sole                350000.00
Niko Resources Ltd.            COM              653905109     3150 75000.00 SH       Sole                 75000.00
Noble Energy Inc.              COM              655044105     3083 50000.00 SH       Sole                 50000.00
North Fork Bancorp, Inc.       COM              659424105     2164 75000.00 SH       Sole                 75000.00
Novell, Inc.                   COM              670006105     3375 500000.00SH       Sole                500000.00
Optical Communication Products COM              68382T101      875 350000.00SH       Sole                350000.00
Oregon Steel Mills Inc.        COM              686079104     3044 150000.00SH       Sole                150000.00
Orthologic Corp                COM              68750J107     1067 170700.00SH       Sole                170700.00
Overstock.com                  COM              690370101     2070 30000.00 SH       Sole                 30000.00
Oxigene Inc.                   COM              691828107     1100 200000.00SH       Sole                200000.00
Pacific Premier Bancorp        COM              69478x105     2453 185000.00SH       Sole                185000.00
Packeteer, Inc.                COM              695210104     3613 250000.00SH       Sole                250000.00
Patterson-UTI Energy Inc.      COM              703481101     1945 100000.00SH       Sole                100000.00
Paxar Corp.                    COM              704227107     2217 100000.00SH       Sole                100000.00
Penn National Gaming, Inc.     COM              707569109     3028 50000.00 SH       Sole                 50000.00
Phase Forward Inc.             COM              71721R406     2043 250000.00SH       Sole                250000.00
Pioneer Drilling Co.           COM              723655106     3027 300000.00SH       Sole                300000.00
Plains Exploration & Productio COM              726505100     1950 75000.00 SH       Sole                 75000.00
Proquest Co.                   COM              74346P102     1931 65000.00 SH       Sole                 65000.00
Pulte Homes                    COM              745867101     2233 35000.00 SH       Sole                 35000.00
Questar Corp                   COM              748356102     4077 80000.00 SH       Sole                 80000.00
Quicksilver Resources Inc.     COM              74837R104     3678 100000.00SH       Sole                100000.00
Radyne Comstream Corp          COM              750611402     2244 300000.00SH       Sole                300000.00
Rambus Inc.                    COM              750917106     1610 70000.00 SH       Sole                 70000.00
Range Resources Corp.          COM              75281A109     4092 200000.00SH       Sole                200000.00
Rediff.com India Ltd.          COM              757479100     1274 150000.00SH       Sole                150000.00
Rubio's Restaurants Inc.       COM              78116B102     3033 250000.00SH       Sole                250000.00
Rush Enterprises Inc. A        COM              781846209     2435 150000.00SH       Sole                150000.00
Sanders Morris Harris Group In COM              80000Q104     4443 250000.00SH       Sole                250000.00
Semitool, Inc.                 COM              816909105     1624 175000.00SH       Sole                175000.00
Shore Bancshares Inc.          COM              825107105     1724 47500.00 SH       Sole                 47500.00
Siliconware Precision Industri COM              827084864     1240 302500.00SH       Sole                302500.00
Smith & Nephew PLC             COM              83175M205     3364 65000.00 SH       Sole                 65000.00
Southern Cross Resources,Inc.  COM              842902108      375 738000.00SH       Sole                738000.00
Southwestern Energy Co.        COM              845467109     4055 80000.00 SH       Sole                 80000.00
Stanley Furniture Co., Inc.    COM              854305208     2697 60000.00 SH       Sole                 60000.00
Suncor Energy Inc.             COM              867229106     3186 90000.00 SH       Sole                 90000.00
Taser International Inc.       COM              87651B104     3165 100000.00SH       Sole                100000.00
Tempur-Pedic International Inc COM              88023U101     3180 150000.00SH       Sole                150000.00
Texas Cap Bancshares           COM              88224Q107     2162 100000.00SH       Sole                100000.00
Texas United Bancshares        COM              882838105     2469 125000.00SH       Sole                125000.00
Tractor Supply Company         COM              892356106     1861 50000.00 SH       Sole                 50000.00
TradeStation Group, Inc.       COM              89267P105     1230 175000.00SH       Sole                175000.00
Turbochef Technologies Inc.    COM              900006107      763 33333.33 SH       Sole                 33333.33
Ultra Petroleum Corp.          COM              903914109     3610 75000.00 SH       Sole                 75000.00
Universal Stainless & Alloy Pr COM              913837100     1485 100000.00SH       Sole                100000.00
VA Software Corp.              COM              91819B105     1125 450000.00SH       Sole                450000.00
WSFS Financial Corp.           COM              929328102     3600 60000.00 SH       Sole                 60000.00
Wachovia Corp.                 COM              929903102     3156 60000.00 SH       Sole                 60000.00
Walter Industry Inc.           COM              93317Q105     3373 100000.00SH       Sole                100000.00
Westcoast Hospitality Corp.    COM              95750P106     1832 300300.00SH       Sole                300300.00
Western Silver Corp            COM              959531104     3164 350000.00SH       Sole                350000.00
World Airways, Inc             COM              98142H105     1270 200000.00SH       Sole                200000.00
XTO Energy Inc.                COM              98385X106     2123 60000.00 SH       Sole                 60000.00